Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2021
Shareholder remuneration system and earnings per share
Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share
a) Distribution of Banco Santander's profit and shareholder remuneration scheme
The distribution of the Bank's net profit against the results for 2021, that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	1,701
Dividend paid prior to the meeting date*	836
Complementary dividend**	865
To voluntary reserves***	2,231
Net profit for the year	3,932
*Total amount paid as interim dividend, at the rate of EUR 4.85 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
**Fixed dividend of EUR 5.15 gross cents per eligible share, payable in cash as from 2 May 2022. The total amount has been estimated on the assumption that, after the implementation of the second buy-back programme announced on 24 February 2022, the number of the Bank's outstanding shares eligible for the dividend will be 16,804,353,202.
***Estimated amount corresponding to a final dividend of EUR 865 million. To be increased or reduced by the same amount by which the final dividend is lower or higher, respectively, than that amount.

The transcribed proposal comprises the part of the 2021 shareholder remuneration policy that is implemented through cash dividends (the interim dividend paid in November 2021 of EUR 4.85 cents per share with dividend entitlement and the final dividend expected to be paid as of 2 May 2022, subject to approval by the general meeting of shareholders, of EUR 5.15 cents per share with dividend entitlement).
In addition, the 2021 remuneration policy also provided for shareholder remuneration through the implementation of share buyback programs, which are not reflected in the above-transcribed proposal for the appropriation of earnings. The first of these programs, amounting to approximately EUR 841 million, was completed between October and November 2021. Subject to obtaining the appropriate regulatory approvals, a second repurchase program for approximately EUR 865 million is planned to be launched. Capital reduction resolutions are also submitted to the general shareholders' meeting to redeem the treasury shares acquired in each of the two repurchase programs, also subject to the relevant regulatory authorizations.
Finally, and although it is not part of the remuneration charged to the 2021 financial year, it should be noted that in May 2021 Banco Santander paid a dividend of EUR 2.75 cents in cash per share corresponding to the 2020 financial year against share premium, for an amount of EUR 477 million, this being the maximum amount allowed in accordance with the limit established by the recommendation of the European Central Bank of 15 December 2020. This payment was made in execution of the premium distribution resolution approved at the General Shareholders' Meeting of Banco Santander held on 27 October 2020.
b) Earnings/loss per share from continuing and discontinued operations
i. Basic earnings / loss per share
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2021	2020	2019
Profit (Loss) attributable to the Parent (EUR million)	8,124	(8,771)	6,515
Remuneration of contingently convertible preference shares (CCP) (EUR million) (note 23)	(566)	(552)	(595)
	7,558	(9,323)	5,920
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (PPC net) (EUR million)	7,558	(9,323)	5,920
Weighted average number of shares outstanding	17,272,055,430	17,316,288,908	16,348,415,883
Impact factor correction*	Not applicable	Not applicable	710,800,691
Adjusted number of shares	17,272,055,430	17,316,288,908	17,059,216,574
Basic earnings (Loss) per share (euros)	0.438	(0.538)	0.347
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.438	(0.538)	0.347
*    Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).
Accordingly, diluted earnings/loss per share were determined as follows:

	2021	2020	2019
Profit (Loss) attributable to the Parent (EUR million)	8,124	(8,771)	6,515
Remuneration of contingently convertible preference shares (CCP) (EUR million) (Note 23)	(566)	(552)	(595)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	7,558	(9,323)	5,920
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and CCP) (EUR million)	7,558	(9,323)	5,920
Weighted average number of shares outstanding	17,272,055,430	17,316,288,908	16,348,415,883
Dilutive effect of options/rights on shares	48,972,459	Not applicable	35,891,644
Impact factor correction*	Not applicable	Not applicable	712,361,197
Adjusted number of shares	17,321,027,889	17,316,288,908	17,096,668,724
Diluted earnings (Loss) per share (euros)	0.436	(0.538)	0.346
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.436	(0.538)	0.346
* Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).